ACCOUNTING POLICIES, CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS - Additional information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) segment	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure Of Accounting Policy [Line Items]
Undrawn and committed working capital facilities	$ 210,000	$ 210,000	$ 210,000	$ 210,000
Cash and cash equivalents, including restricted cash	171,733	171,733	171,733	171,733	$ 135,564	$ 72,483
Restricted cash	26,889	26,889	26,889	26,889	$ 46,050	$ 15,636
Net interest-bearing debt	$ 972,000	$ 972,000	$ 972,000	$ 972,000
Net interest-bearing debt loan-to-value ratio	52.30%	52.30%	52.30%	52.30%
Estimated percentage decrease from base case frieght rates and a similar decline in vessel values		25.00%
Number of geographical segment | segment			1
Number of cash generating unit		3		3
Demurrage revenue claim percentage		95.00%
Average period of receiving demurrage payment	100 days
IT equipment | Bottom of range
Disclosure Of Accounting Policy [Line Items]
Useful Life of Assets	3 years
IT equipment | Top of range
Disclosure Of Accounting Policy [Line Items]
Useful Life of Assets	5 years
Other property, plant and equipment | Bottom of range
Disclosure Of Accounting Policy [Line Items]
Useful Life of Assets	3 years
Other property, plant and equipment | Top of range
Disclosure Of Accounting Policy [Line Items]
Useful Life of Assets	5 years